NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF DEBT

The following table provides a summary of the Company’s outstanding debt as of December 31, 2023:

	Principal balance	Accrued interest	Unamortized Debt Discount & Issuance Costs	Net debt balance
2023 Notes	$1,836,000	$13,078	$(1,197,200)	$651,878
Financed insurance	197,249	5,570	-	202,819
Total	$2,033,249	$18,648	$(1,197,200)	$854,697

The following table provides a summary of the Company’s outstanding debt as of December 31, 2022:

	Principal balance	Accrued interest	Fair value adjustment	Net debt balance
2022 Notes	$3,905,264	$10,544	$287,771	$4,203,579
Financed insurance	195,273	7,906	-	203,179
Total	$4,100,537	$18,450	$287,771	$4,406,758